Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Trading Symbol	ABHD
Entity Registrant Name	ABTECH HOLDINGS, INC.
Entity Central Index Key	0001405858
Entity Filer Category	Smaller Reporting Company